Commitments and Contingencies - Capital leases future payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Year ending December 31:
2022	$ 106
2023	95
2024	102
2025	50
2026	4
Total minimum lease payments	357
Less: amount representing interest	44
Present value of net minimum lease payments	313
Less: current portion	85	$ 469
Capital lease obligations, net of current maturities	$ 228	$ 727